U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

December 12, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Rockefeller Equity Allocation Fund (S000043627)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, Rockefeller Equity Allocation Fund (the “Fund”), hereby submits Post-Effective Amendment No. 476 and Amendment No. 478 to the Trust’s Registration Statement on Form N-1A for the sole purpose of designating January 2, 2015 as the new effective date for Post-Effective Amendment No. 461 and Amendment No. 463, previously filed on Form N-1A on October 15, 2014.  Prior to the effective date the Trust anticipates filing another amendment pursuant to Rule 485(b) for the purpose of addressing the Staff’s comments.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures